Share Capital and Earnings Per Share - Summary of Changes in Issued and Outstanding Shares - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	$ 50,106
Balance, end of year	$ 53,006	$ 50,106
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	1,949	1,971
Repurchased for cancellation	(10)	(58)
Issued under dividend reinvestment plan		31
Issued on exercise of stock options and deferred share units	1	5
Balance, end of year	1,940	1,949
Balance, beginning of year	$ 23,127	$ 22,961
Repurchased for cancellation	(121)	(677)
Issued under dividend reinvestment plan		739
Issued on exercise of stock options and deferred share units	36	104
Balance, end of year	$ 23,042	$ 23,127